Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class A | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class A | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class A | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class A | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class A | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Gold
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | National Grid PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class C | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class C | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class C | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class C | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class C | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Gold
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | National Grid PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class I | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class I | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class I | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class I | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class I | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Gold
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | National Grid PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class R | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class R | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class R | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class R | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class R | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Gold
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class R | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | National Grid PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class Z | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class Z | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class Z | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class Z | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class Z | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Gold
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class Z | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | National Grid PLC (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%